UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):      [X ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        February 12, 2010
     -------------------         ------------------        -----------------
          [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $173,006 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 9/30/09                                       Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :              Item 3:    Item 4:    Item 5:   Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class        CUSIP     Fair Market Shares or Investment Managers   Voting Authority (Shares)
                                                    Number      Value     Principal Discretion See     (a) Sole (b) Shared  (c) None
                                                              (X$1000)    Amount               Instr. V

AMERICAN ORIENTAL BIOENGR IN        COM              028731107   1,694      348,496 SH   SOLE               348,496   -       -
BIONOVO INC                         COM              090643107     337      503,739 SH   SOLE               503,739   -       -
BORGWARNER INC                      COM              099724106   8,775      290,000 PUT  SOLE               290,000   -       -
CARDIUM THERAPEUTICS INC            COM              141916106     763      470,976 SH   SOLE               470,976   -       -
CHINACAST EDU CORP                  COM              16946T109     545       75,000 SH   SOLE                75,000   -       -
ENVIRONMENTAL PWR CORP              COM NEW          29406L201      15       34,285 SH   SOLE                34,285   -       -
EPIQ SYS INC                        COM              26882D109   3,600      248,299 SH   SOLE               248,299   -       -
FAIR ISAAC CORP                     COM              303250104  25,635    1,192,889 SH   SOLE             1,192,889   -       -
INFOSPACE INC                       COM PAR $.0001   45678T300  17,190    2,226,621 SH   SOLE             2,226,621   -       -
INOVIO BIOMEDICAL CORP              COM              45773H102     240      153,125 SH   SOLE               153,125   -       -
JOHNSON CTLS INC                    COM              478366107  12,269      480,000 PUT  SOLE               480,000   -       -
MAXWELL TECHNOLOGIES INC            COM              577767106   3,648      197,948 SH   SOLE               197,948   -       -
PEROT SYS CORP                      CL A             714265105  17,464      588,000 SH   SOLE               588,000   -       -
PROSPECT MEDICAL HOLDINGS IN        COM              743494106   1,290      300,000 SH   SOLE               300,000   -       -
PSIVIDA CORP                        COM              74440J101     698      214,764 SH   SOLE               214,764   -       -
SEPRACOR INC                        COM              817315104  15,080      658,500 SH   SOLE               658,500   -       -
SPDR TR                             UNIT SER 1       78462F103     211        2,000 SH   SOLE                 2,000   -       -
WYETH                               COM              983024100  63,397    1,305,000 SH   SOLE             1,305,000   -       -
ZIX CORP                            COM              98974P100     155       70,670 SH   SOLE                70,670   -       -

                                               Value Total    $173,006

                                               Entry Total:         19
